Share capital	9 Months Ended
Sep. 30, 2026
Share capital [abstract]
Share capital
12.	Share capital

[a]	Authorized

The Company is authorized to issue an unlimited number of class A multiple voting shares (“Class A Multiple Voting Shares”) and an unlimited number of Class B Subordinate Voting Shares, all without par value. All shares are ranked equally regarding the Company’s residual assets.

The Class B Subordinate Voting Shares are “restricted securities” within the meaning of such term under applicable Canadian securities laws, as these securities do not carry equal voting rights as compared with the Class A Multiple Voting Shares.

The holders of Class A Multiple Voting Shares are entitled to 276,660 votes per Class A Multiple Voting Share held. Class A Multiple Voting Shares are held by the Chief Executive Officer (“CEO”), President, Executive Co-Chairman of the Board and the Director and Executive Co-Chairman of the Board. The holders of Class B Subordinate Voting Shares are entitled to one (1) vote per share held.

[b]	Issued and outstanding

Reconciliation of the Company’s share capital is as follows:

			Class A shares
	Class A shares		To be issued		Class B shares		Warrants
	#	$	#	$	#	$	#	$
Balance, December 31, 2024	12	151,701	—	—	2,299,502	150,318,624	210,370	1,997,759
Shares issued - convertible debentures [a]	—	—	—	—	984,792	8,192,245	—	—
Exercise of options [b]	—	—	—	—	37,192	232,444	—	—
Warrants issued [c]	—	—	—	—	—	—	346,806	—
Warrants expired [d]	—	—	—	—	—	—	(77,191)	(968,979)
Exercise of warrants [e]	—	—	—	—	354,730	9,126,182	(426,806)	—
Exercise of RSUs [f]	—	—	—	—	92,690	515,625	—	—
Shares issued for debt [g]	—	—	—	—	47,785	490,971	—	—
Shares to be issued [h]	—	—	12	439	—	—	—	—
Balance, September 30, 2025	12	151,701	12	439	3,816,691	168,876,091	53,179	1,028,780

	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2025	42	152,247	3,887,729	169,551,044	32	10,009
Shares issued - convertible debentures [i]	—	—	1,086,108	6,004,952	—	—
Warrants issued [j]	—	—	—	—	1,249,984	—
Exercise of RSUs [k]	—	—	44,415	1,458,141	—	—
Shares issued for debt [l]	—	—	401,405	927,479	—	—
Shares issued [m]	—	—	2,815,674	10,348,726	—	—
Warrants expired [n]	—	—	—	—	(32)	(10,009)
Warrants exercised [o]	—	—	352,549	3,239,724	(529,994)	—
Balance, September 30, 2026	42	152,247	8,587,880	191,530,066	719,990	—

Activity during the nine months ended September 30, 2025:

[a]	On February 7, 2025, a partial amount of the December 2024 Debentures (Tranche 3) was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 11). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 11). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the December 2024 Debentures (Tranche 3) was 373,814 with a total value of $2,372,839 transferred to share capital.

On March 25, 2025, the full amount of the March 6, 2025 Debenture of $100,000 was converted into an aggregate of 25,257 Class B Subordinate Voting Shares with a value of $31,188 (Note 11).

On May 5, 2025, a partial amount of the December 2024 Debentures was converted into an aggregate of 103,534 Class B Subordinate Voting Shares (Note 12). On May 23, 2025, the remaining amount was converted into an aggregate of 105,840 Class B Subordinate Voting Shares (Note 11). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the entire December 2024 Debentures was 209,374 with a total value of $1,603,513 transferred to share capital.

During the nine months ended September 30, 2025, the full amount of the March 28, 2025 Debenture was converted into an aggregate of 376,347 Class B Subordinate Voting Shares on various dates (Note 13), with a total value of $4,184,705 transferred to share capital.

[b]	During the nine months ended September 30, 2025, the Company issued an aggregate of 37,192 Class B Subordinate Voting Shares upon the exercise of 37,192 share options with exercise price ranging from C$5.25 to C$6.60 for total gross proceeds of $148,086. Total amount of $232,444 was transferred to share capital. The market prices on the dates of option exercise ranged between C$18 to C$38 per Class B Subordinate Voting Share.

[c]	During the nine months ended September 30, 2025, 152,577 warrants of the Company were issued as part of the issuance of December 2024 Debentures (Tranche 3) (Note 11).

During the nine months ended September 30, 2025, 10,309 warrants of the Company were issued as part of the issuance of March 6, 2025 Debentures (Note 11).

During the nine months ended September 30, 2025, 183,920 warrants of the Company were issued as part of the issuance of March 28, 2025 Debentures (Note 11).

[d]	During the nine months ended September 30, 2025, 77,191 warrants expired unexercised.

[e]	During the nine months ended September 30, 2025, 8,500 warrants were exercised into cash proceeds of $43,257. Total amount transferred to share capital is $99,588, which includes the reversal of warrant liability of $56,331. The warrants were issued as part of the issuance of March 28, 2025 Debentures (Note 9). A total of 418,306 warrants issued in connection with the convertible debentures for Tranches 1 to 5 were exercised on a cashless basis into 346,230 Class B Subordinate Voting Shares.

[f]	During the nine months ended September 30, 2025, 32,690 RSUs were exercised into 32,690 Class B Subordinate Voting Shares. Total of $137,625 was transferred to share capital.

During the nine months ended September 30, 2025, 60,000 RSUs were exercised with a price of $6.30 in exchange for 60,000 Class B Subordinate Voting Shares. Total of $378,000 was transferred to share capital.

[g]	During the nine months ended September 30, 2025, the Company settled an aggregate of $490,971 of amounts owing to various arm’s length creditors through the issuance of 47,785 Class B Subordinate Voting Shares at prices ranging between $7.21 to $29.99 per Class B Subordinate Voting Share. The Company incurred a net gain on settlement of debt of $86,113 for the nine months ended September 30, 2025. This net gain resulted from a significant gain on the settlement of one debt obligation, which fully offset losses recognized on other debt settlements during the period.

[h]	During the nine months ended September 30, 2025, the Company received total proceeds of $439 (C$600) for 12 Class A Multiple Voting Shares at a price of C$50 per share, which are set to be issued subsequent to period end and classified as shares to be issued as at September 30, 2025.

Activity during the nine months ended September 30, 2026

[i]	During the nine months ended September 30, 2026, a partial amount of the March 2026 Debentures was converted into an aggregate of 1,086,108 Class B Subordinate Voting Shares with a total value of $6,004,952 transferred to share capital (Note 11).

[j]	During the nine months ended September 30, 2026, 1,249,984 warrants of the Company were issued as part of the issuance of March 2026 Debentures (Note 11).

[k]	During the nine months ended September 30, 2026, 96,000 RSUs were exercised into 44,415 Class B Subordinate Voting Shares, which were issued to non-arm’s length parties (Note 19). Total of $1,458,141 was transferred to share capital.

[l]	During the nine months ended September 30, 2026, the Company settled amounts owing to various creditors of C$1,236,704 and US$32,500 (US$904,129 in aggregate) through the issuance of 401,405 Class B Subordinate Voting Shares with a fair value of $927,479 at prices ranging between $2.27 and $2.83 (C$3.11 and C$3.99) per Class B Subordinate Voting Share. Of the total shares issued, 300,000 Class B Subordinate Voting Shares valued at $680,157 were issued to settle a bonus accrual of $645,570 owing to management of the Company (Note 19). The net gain on settlement of debt of $414,854 for the nine months ended September 30, 2026, includes a gain of $450,458 related to Unbuzzd. The common shares of Unbuzzd were issued to its former CEO as consideration per settlement agreement, which had a lower fair value than the outstanding payable owing resulting in a gain on settlement of debt.

[m]	During the nine months ended September 30, 2026, under its at-the-market offering agreement with Rodman and Renshaw LLC, as sales agent, the Company issued 2,815,674 common shares for a total increase in share capital of $10,348,726 of which gross proceeds of $10,646,808 were received. A total cash commission of $266,170 based on 2.50% of the aggregate gross proceeds, plus other trading expenses of $31,912 resulted in total share issuance costs of $298,082.

[n]	During the nine months ended September 30, 2026, 32 warrants expired unexercised.

[o]	During the nine months ended September 30, 2026, 529,994 warrants were exercised, pursuant to the March 2026 Debentures, into 352,549 Class B Subordinate Voting Shares, of which 311,818 Class B Subordinate Voting Shares were issued to an entity, which is owned by a family member of the CFO of the Company (Note 19). Total of $3,239,724 was transferred to share capital.

The changes in the number of warrants outstanding during the nine months ended September 30, 2026, and 2025:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2025	32	1,737.65

Issued	1,249,984	3.75
Expired	(32)	1,737.65
Exercised	(529,994)	(3.75)
Outstanding as at September 30, 2026	719,990	3.75

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	210,370	250.33

Issued	346,806	6.18
Expired	(77,191)	441.33
Exercised	(426,806)	6.33
Outstanding as at September 30, 2025	53,179	236.17

Measurement of fair values

During the nine months ended September 30, 2026, a total of 1,249,984 warrants of the Company were issued in connection with the issuance of the March 2026 Debentures (Note 11). These warrants are classified as derivative liabilities (Note 9(e)). During the nine months ended September 30, 2026, 529,994 warrants issued in connection with this tranche were fully exercised. As of September 30, 2026, there were 719,990 warrants outstanding that are classified as derivative liabilities.

During the nine months ended September 30, 2025, a total of 346,806 warrants of the Company were issued in connection with the issuance of the December 2024 Debentures (Tranche 3), March 6, 2025 Debentures, and March 28, 2025 Debentures (Note 11). These warrants were classified as derivative liabilities (Note 9 b-d).

There were no warrants issued during the nine months ended September 30, 2026, and 2025 under equity.

The following table is a summary of the Company’s warrants outstanding as at September 30, 2026:

	Exercise price	Number outstanding
Expiry Date	C$	#
March 20, 2031	3.75	719,990
	3.75	719,990